PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 91.2%
Asset-Backed Securities 27.4%
Automobiles 0.2%
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120%	12/27/27		200	$195,654
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,790,708
					1,986,362
Collateralized Loan Obligations 20.8%
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.204(c)	01/20/32		15,000	15,020,021
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	2,500	2,800,368
Barings Euro CLO DAC (Ireland), Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	0.980(c)	10/21/34	EUR	3,000	3,358,245
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.591(c)	01/17/28		4,000	4,002,070
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	1,750	1,956,541
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	7,290,202
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521(c)	07/15/29		2,465	2,464,959
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.461(c)	07/15/30		4,000	4,001,234

Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.856(c)	02/15/29		15,087	15,088,649
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.409(c)	01/22/31		3,000	2,999,997
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/31		8,000	7,997,989
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.561(c)	01/15/32		5,000	5,001,190

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A	0.000%(cc)	10/15/32		5,500	$5,500,000
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		9,500	9,506,076

Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	1.441(c)	10/20/34		5,000	4,999,953
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.375(c)	04/21/31		7,411	7,411,102
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.055(c)	04/21/31		18,000	17,983,145

OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.991(c)	04/17/31		4,000	4,000,376
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.371(c)	01/17/31		5,000	5,000,268
Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.550(c)	04/20/35	EUR	10,000	11,175,661
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.433(c)	07/25/31		5,000	5,000,008
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.284(c)	04/20/31		1,484	1,484,898
St. Pauls CLO DAC (Ireland), Series 2A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	0.980(c)	10/25/35	EUR	8,000	8,978,764
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.831(c)	01/15/31		19,000	18,988,573
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.121(c)	07/15/27		1,315	1,314,763
Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.451(c)	10/15/30		2,739	2,738,833

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.391%(c)	01/17/31	10,500	$10,500,502
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.431(c)	07/15/31	11,300	11,304,990
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531(c)	04/15/30	4,642	4,615,717
				202,485,094
Consumer Loans 0.5%
Lendmark Funding Trust, Series 2021-01A, Class C, 144A	3.410	11/20/31	200	199,338
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25	4,860	4,900,233
				5,099,571
Home Equity Loans 1.3%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 1.200%)	1.308(c)	10/25/34	1,201	1,200,258
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.788(c)	11/25/33	1,636	1,622,796
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	1.068(c)	11/25/33	3,507	3,441,459

Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)	1.683(c)	12/25/34	196	195,814
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	0.768(c)	10/25/32	421	419,728
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 1.180%)	1.288(c)	06/25/43	83	81,870
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	1.203(c)	01/25/34	2,418	2,417,314

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	0.948(c)	01/25/35	1,050	1,038,368

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	2.583%(c)	08/25/33	782	$791,265
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.128(c)	10/25/33	1,012	1,011,992
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	09/25/33	297	297,035
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.128(c)	10/25/33	334	333,583
				12,851,482
Other 0.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.458(c)	04/25/23	3,200	3,182,920
Residential Mortgage-Backed Securities 2.0%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	0.748(c)	08/25/32	245	238,831
Series 2003-04, Class 1A5	4.989(cc)	05/25/33	379	376,295
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.738(c)	02/25/35	197	193,692
Series 2005-WF01, Class A5	5.010(cc)	11/25/34	—(r)	399
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	07/25/33	440	440,270
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858(c)	03/25/34	19	19,173
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	11/25/34	209	210,189

Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379	12/25/32	84	81,990
Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	09/25/33	1,213	1,200,862
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.868(c)	08/25/34	526	526,193

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.903%(c)	03/25/35		1,853	$1,829,892
Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)	0.548(c)	06/25/34		662	648,132
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	05/25/34		184	180,545
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.432(c)	09/27/75	EUR	1,624	1,799,543
Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.108(c)	09/25/34		1,902	1,894,365
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	9,307	9,410,596
					19,050,967
Student Loans 2.3%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		3,478	3,560,103
Series 2019-A, Class R, 144A	0.000	10/25/48		2,782	538,070
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		4,230	4,327,977
Series 2019-D, Class 1PT, 144A	2.900(cc)	01/16/46		4,394	4,482,691
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		5,133	5,177,490

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.358(c)	11/29/24		3,937	3,936,442
					22,022,773

Total Asset-Backed Securities (cost $269,074,834)					266,679,169
Bank Loans 2.0%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28		248	248,086

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Internet 0.3%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 6 Month EURIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.000%(c)	03/31/28	EUR	2,400	$2,703,021
Investment Companies 0.3%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR +7.750%	0.073	01/31/30	EUR	2,500	2,808,625
Media 0.0%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26		377	152,324
Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		1,858	2,000,834
Retail 0.9%
CD&R Firefly Bidco Ltd. (United Kingdom), Initial Term Loan, SONIA + 8.356% (original cost $4,610,390; purchased 06/03/21)^(f)	8.459(c)	06/19/26	GBP	3,300	4,438,170
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	7.590(c)	07/27/29	GBP	1,025	1,395,754
Stonegate Pub Co. Ltd., Second Lien Delayed Draw Term Loan, 3 Month GBP LIBOR + 8.500%	8.687(c)	03/06/28	GBP	1,900	2,529,757
					8,363,681
Telecommunications 0.3%
Intelsat Jackson Holdings SA (Luxembourg), DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22		921	920,834
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24		2,401	2,243,601
					3,164,435

Total Bank Loans (cost $19,244,553)					19,441,006

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities 7.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100%(cc)	05/15/35		2,700	$2,512,778
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		2,700	2,476,538

Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.555(c)	03/15/37		11,875	11,311,565
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.756(c)	10/15/36		5,653	5,567,445
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.606(c)	12/15/36		3,289	3,255,583
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.888(cc)	05/15/45		5,347	5
Series 2015-LC19, Class XB, IO, 144A	0.249(cc)	02/10/48		123,049	894,185

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		15,500	14,635,179
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.333(cc)	05/25/22		14,238	17,908
Series K021, Class X1, IO	1.375(cc)	06/25/22		3,452	295
Series K025, Class X1, IO	0.778(cc)	10/25/22		81,840	350,553
Series K055, Class X1, IO	1.354(cc)	03/25/26		22,184	1,063,393
Series KC02, Class X1, IO	0.374(cc)	03/25/24		128,442	858,969

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.487(cc)	02/10/46		103,126	519,703
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.427(cc)	04/10/47		28,307	252,682
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		5,200	5,012,668
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.301(cc)	08/15/47		45,056	388,180
Series 2015-C27, Class XB, IO	0.413(cc)	02/15/48		52,766	643,545
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.509(cc)	04/15/46		34,956	215,505
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		7,950	8,017,172
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XB, IO, 144A	0.193(cc)	08/15/45		65,968	55,829
Series 2013-C08, Class XB, IO, 144A	0.497(cc)	12/15/48		68,276	276,409

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.069(c)	01/23/29	GBP	9,500	12,844,452

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class XB, IO, 144A	0.372%(cc)	04/10/46		140,883	$577,000

Total Commercial Mortgage-Backed Securities (cost $71,428,745)					71,747,541
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $4,307)	7.000	02/16/22(oo)		42	36,222
Corporate Bonds 30.2%
Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		850	603,509
Aerospace & Defense 1.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		5,325	5,511,750
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		5,675	5,748,771
					11,260,521
Agriculture 0.3%
Tereos Finance Groupe I SA (France), Bonds, 144A	4.750	04/30/27	EUR	2,700	3,004,501
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		475	439,969
					3,444,470
Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27		1,704	1,627,787
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23		183	184,724
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26		75	77,163

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%	02/15/27	1,600	$1,653,013
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	640,446
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	168,956
				4,352,089
Auto Manufacturers 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	3.250	02/12/32	875	834,214
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	1,555	1,984,384
				2,818,598
Auto Parts & Equipment 0.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	1,900	1,911,340
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26	2,200	2,240,947
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	1,800	1,348,242
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	800	764,222
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	350	323,574
				6,588,325
Banks 5.5%
Banco de Credito del Peru (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	1,031,731
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	1,110	1,071,155
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	945	918,122
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	6,850	7,053,180
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	5,545	5,455,080
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,574,761
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	876,221

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.200%	10/21/26	1,145	$1,186,770
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	1,039,064
Sr. Unsec’d. Notes	8.125	07/15/39	620	1,001,044
Sub. Notes	4.400	06/10/25	405	431,474

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes	3.750	03/26/25	1,200	1,249,676
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A(a)	6.750	05/02/24	1,155	1,011,116
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	36,983
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	4,157,449
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	145,724

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30	2,170	2,045,087
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,500	1,526,702
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	15,250,607
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.769(c)	04/30/22(oo)	64	64,178

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,523,538
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	1,690	1,675,870
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,856,974
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	641,882

People’s United Bank NA, Sub. Notes	4.000	07/15/24	325	338,413
				53,162,801
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39	250	392,421
Building Materials 0.1%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29	1,180	1,223,672
Chemicals 1.5%
Ashland LLC, Gtd. Notes	6.875	05/15/43	4,100	5,188,971

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Ashland Services BV, Gtd. Notes	2.000%	01/30/28	EUR	1,200	$1,318,216
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	4.500	01/10/28		1,630	1,684,710
LYB International Finance BV, Gtd. Notes	5.250	07/15/43		175	210,882
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,611,418
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		2,415	2,436,215
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		350	346,300
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $1,700,000; purchased 07/19/19)(f)	10.500	08/01/24		1,700	1,130,527
Sr. Sec’d. Notes, 144A (original cost $410,704; purchased 02/01/21)(f)	10.875	08/01/24		419	443,618
					14,370,857
Commercial Services 0.9%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	147,772
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,443,649

Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	4,060	4,352,469
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	313,805
Gtd. Notes	5.250	01/15/30		1,200	1,260,545
					8,518,240
Computers 0.0%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		215	219,293
Diversified Financial Services 0.3%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		175	231,143

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp., Gtd. Notes	3.875%	09/15/28	1,200	$1,120,542
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	1,100	1,206,432
				2,558,117
Electric 1.6%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30	1,065	1,064,565
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,500	1,420,097
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31	2,275	2,155,526

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	03/25/27	475	468,069
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42	50	54,406
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,145	2,173,512
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	200	203,081

Evergy Kansas Central, Inc., First Mortgage	4.100	04/01/43	325	361,888
FEL Energy VI Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40	1,809	1,770,310
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29	1,295	1,192,975
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31	1,000	927,650
Gtd. Notes, 144A	3.875	02/15/32	1,525	1,433,609
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	450	449,287
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,575	1,635,318
				15,310,293
Electronics 0.0%
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22	80	81,750
Energy-Alternate Sources 0.1%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27	830	702,008

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.6%
Airport Authority (Hong Kong), Sr. Unsec’d. Notes, 144A	3.250%	01/12/52		1,350	$1,330,753
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	1,131,015
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	735,377
IHS Holding Ltd. (Nigeria), Gtd. Notes, 144A	6.250	11/29/28		850	857,925
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	2,022,706
					6,077,776
Entertainment 0.5%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		480	448,043
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	624	680,536
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,957	2,313,116
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29		525	493,571
Gtd. Notes, 144A	5.875	09/01/31		700	659,546

Scientific Games International, Inc., Gtd. Notes, 144A	8.250	03/15/26		450	470,250
					5,065,062
Foods 1.0%
Bellis Finco PLC (United Kingdom), Gtd. Notes(a)	4.000	02/16/27	GBP	2,700	3,289,477
JBS USA Food Co., Gtd. Notes, 144A	5.750	01/15/28		1,950	2,032,895
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		440	481,421
Gtd. Notes	4.875	10/01/49		2,980	3,400,658

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125%	01/31/30		350	$346,005
Gtd. Notes, 144A	4.375	01/31/32		350	345,673
					9,896,129
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		400	474,577
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		1,000	1,126,878
					1,601,455
Gas 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		2,900	2,995,521
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	910,552
ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375	05/12/26		1,350	1,332,777
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,499,144
					6,737,994
Healthcare-Products 0.4%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	160	189,284
Gtd. Notes	2.250	03/07/39	EUR	705	863,507
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		250	240,863
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		150	145,875
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	1,358,058
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	910,815
					3,708,402
Healthcare-Services 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	454,141

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Aetna, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/15/42	530	$595,291
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28	700	759,204
Sr. Unsec’d. Notes	4.650	01/15/43	120	140,049
Sr. Unsec’d. Notes	5.100	01/15/44	515	636,738

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	89,562
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	25	25,614
Sr. Unsec’d. Notes	6.875	11/15/31	1,300	1,414,309
				4,114,908
Home Builders 0.7%
Beazer Homes USA, Inc., Gtd. Notes(a)	7.250	10/15/29	3,625	3,881,647
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	2,560	2,747,420
				6,629,067
Insurance 1.1%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	277,299
Sr. Unsec’d. Notes	6.100	10/01/41	280	376,022
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	436	451,642
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,814,994

Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	695	1,004,615
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	3,125	3,633,500
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	975	1,132,251
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	1,950	2,369,808
Sub. Notes, 144A	6.850	12/16/39	54	77,481
				11,137,612

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Internet 0.1%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	4.193%	01/19/32		1,250	$1,238,268
Investment Companies 0.1%
Codere New Holdco SA (Spain), Sr. Sec’d. Notes, 144A, 7.500% PIK^	7.500	11/30/27	EUR	784	880,442
Lodging 0.3%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		1,510	1,502,730
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22		75	75,588
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27		700	672,094
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		1,000	1,027,472
					3,277,884
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.750	03/01/30		1,300	1,290,723
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35		2,640	3,233,604
Sr. Sec’d. Notes	6.484	10/23/45		585	736,272

CSC Holdings LLC, Gtd. Notes, 144A(a)	5.500	04/15/27		1,500	1,533,161
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		2,785	733,471
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	887,814
Sr. Sec’d. Notes	4.250	01/15/30	GBP	600	756,966

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	1,270	1,354,210
					10,526,221

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mining 0.3%
AngloGold Ashanti Holdings PLC (Tanzania), Gtd. Notes	3.375%	11/01/28		730	$709,033
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,914,151
					2,623,184
Oil & Gas 2.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A(a)	7.000	11/01/26		1,225	1,223,590
Gtd. Notes, 144A	9.000	11/01/27		974	1,293,244

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400	06/15/47		1,835	2,208,448
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		275	275,276
ConocoPhillips, Gtd. Notes, 144A	4.875	10/01/47		275	342,586
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	4.625	11/02/31		900	830,534
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		450	442,169
Sr. Sec’d. Notes, 144A	5.375	03/30/28		720	701,058

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	726,164
Leviathan Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A(a)	6.750	06/30/30		2,020	2,165,087
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375	10/01/29	GBP	800	1,111,692
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	795	876,322
Gtd. Notes	6.350	02/12/48		1,238	1,023,668
Gtd. Notes	6.500	03/13/27		260	271,546
Gtd. Notes	6.840	01/23/30		405	413,253
Gtd. Notes, EMTN	4.875	02/21/28	EUR	250	281,285

Qatar Energy (Qatar), Sr. Unsec’d. Notes, 144A	3.125	07/12/41		425	412,721
Range Resources Corp., Gtd. Notes	9.250	02/01/26		850	908,973

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Transocean, Inc., Gtd. Notes, 144A	7.250%	11/01/25		3,025	$2,358,741
Tullow Oil PLC (Ghana), Sr. Sec’d. Notes, 144A	10.250	05/15/26		1,605	1,621,433
					19,487,790
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	121,191
Packaging & Containers 0.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	2,203	2,501,521
Verallia SA (France), Gtd. Notes	1.625	05/14/28	EUR	1,900	2,110,933
					4,612,454
Pharmaceuticals 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		905	978,114
Sr. Unsec’d. Notes(h)	4.550	03/15/35		4,155	4,731,907
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	337,116
Gtd. Notes, 144A	6.250	02/15/29		1,200	1,017,041

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39		615	692,313
Cigna Corp., Gtd. Notes(h)	4.375	10/15/28		3,990	4,389,948
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45		1,315	1,600,742
Sr. Unsec’d. Notes	5.300	12/05/43		485	602,158

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46		520	598,635
Viatris, Inc., Gtd. Notes	4.000	06/22/50		2,190	2,161,781
					17,109,755

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.7%
AI Candelaria Spain SA (Colombia), Sr. Sec’d. Notes, 144A	5.750%	06/15/33	920	$852,926
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26	900	966,505
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes, 144A	4.600	12/15/44	125	141,525
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,428,934
Sr. Unsec’d. Notes	5.150	03/15/45	55	59,126
Sr. Unsec’d. Notes	5.300	04/15/47	125	136,952
Sr. Unsec’d. Notes	5.400	10/01/47	60	66,861
Sr. Unsec’d. Notes	6.250	04/15/49	75	92,009

Enterprise Products Operating LLC, Gtd. Notes	4.950	10/15/54	1,825	2,135,563
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	124,074
Sr. Unsec’d. Notes	5.150	10/15/43	1,350	1,553,222

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	167,478
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	545,792
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	1,060	1,166,654
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	775	767,618
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,960,838
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,000	955,681
Gtd. Notes, 144A	7.500	10/01/25	125	131,472
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	74,973
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	75,559

Western Midstream Operating LP, Sr. Unsec’d. Notes(a)	5.300	03/01/48	910	1,005,571
				16,409,333

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 0.5%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375%	11/26/24		995	$974,531
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,575	3,633,972
					4,608,503
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31		1,000	903,442
Retail 1.0%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,000	1,039,435
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	250	281,895
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	4,700	5,182,676

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,200	1,161,800
JSM Global Sarl (Brazil), Gtd. Notes, 144A	4.750	10/20/30		1,800	1,606,682
Macy’s Retail Holdings LLC, Gtd. Notes	4.300	02/15/43		705	591,489
					9,863,977
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	329,238
Telecommunications 2.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		1,542	1,450,377
Sr. Unsec’d. Notes	3.500	09/15/53		929	882,367
Sr. Unsec’d. Notes	3.650	09/15/59		318	300,843

CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	771,410
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24		809	811,280
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		251	233,802

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000%	12/31/26		454	$444,998
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		646	660,885
Sr. Sec’d. Notes, 144A	8.750	05/25/24		1,138	1,166,561

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		2,050	1,996,758
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)		2,000	875,399
Gtd. Notes, 144A	8.500	10/15/24(d)		50	22,651
Gtd. Notes, 144A	9.750	07/15/25(d)		50	22,130
Sr. Sec’d. Notes, 144A	6.500	03/15/30		1,400	1,365,000

Kaixo Bondco Telecom SA (Spain), Sr. Unsec’d. Notes, 144A	5.125	09/30/29	EUR	2,600	2,848,284
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		465	471,136
Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		825	826,980
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	500,405
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		2,000	2,180,334
Gtd. Notes(a)	7.625	02/15/25		1,150	1,279,473

Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28		480	449,289
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.400	03/22/41		1,575	1,559,608
					21,119,970
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		104	106,058
Transportation 0.0%
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		360	359,830

Total Corporate Bonds (cost $293,104,550)					294,152,909

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 1.8%
California 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263%	04/01/49	550	$853,968
Los Angeles Department of Water & Power, Water System Revenue, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	1,730	2,221,674
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	706,367
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	785,963
				4,567,972
Colorado 0.2%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,784,136
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	865	962,537
New Jersey 0.3%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	3,147,644
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	260,728
				3,408,372
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	254,901
Puerto Rico 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	5,846	6,396,480
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	141,618

Total Municipal Bonds (cost $15,401,860)				17,516,016

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 3.1%
Banc of America Funding Corp., Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.298%(c)	03/27/36	1,302	$1,296,914
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.836(c)	09/26/45	365	366,844
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.708(c)	04/25/28	56	55,609
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.958(c)	10/25/28	1,795	1,795,423
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.000(c)	03/25/31	960	984,735

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	2.318(cc)	02/25/37	53	53,673
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.158(c)	01/25/40	91	91,662
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	3.150(c)	10/25/41	990	988,464
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.200(c)	12/25/41	1,718	1,705,140
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.808(c)	11/25/28	1,893	1,892,707
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.500(c)	04/25/34	910	916,649
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	08/25/33	3,260	3,325,229
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	3.700(c)	11/25/41	695	700,920
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	600	602,946
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.400(c)	09/25/41	570	565,009

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.248%(c)	01/26/37		182	$181,203
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.248(c)	10/26/36		15	15,181
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.248(c)	10/26/36		1,400	1,377,567

Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.708(c)	10/25/28		550	550,439
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	2.314(cc)	07/25/35		36	36,539
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858(c)	01/25/48		1,900	1,895,566
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.658(c)	07/25/28		310	309,830
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.950(c)	04/25/34		1,000	996,126
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	02/25/23		1,650	1,652,777
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.758(c)	08/25/25		3,400	3,405,209
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.508(c)	03/25/28		92	92,277
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.808(c)	03/25/28		1,240	1,239,999
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.750(c)	11/25/31		1,000	1,022,556

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	1,448	1,620,433
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.228(cc)	12/25/33		276	279,529

Total Residential Mortgage-Backed Securities (cost $29,674,754)					30,017,155

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 3.5%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400%	03/09/23		1,000	$1,000,883
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	668,341
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		235	240,490
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		2,303	2,343,919
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,724,301
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	8,014,014
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,854,515

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, 144A	3.125	09/21/51		220	204,650
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	431,680
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	925,434
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	3,251,208
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	603,422
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,650	1,991,294

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,759	2,000,062
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	604	724,340
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,660	1,767,299
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/24		350	322,397
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,265	1,092,129
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		1,560	1,500,135
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		800	736,908
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		1,800	1,701,907

Total Sovereign Bonds (cost $32,317,749)					34,099,328
U.S. Treasury Obligations 13.9%
U.S. Treasury Bonds(h)(k)	1.375	11/15/40		15,930	13,966,130

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Bonds	2.000%	08/15/51	2,255	$2,200,034
U.S. Treasury Bonds(h)	2.250	05/15/41	26,925	27,240,527
U.S. Treasury Bonds(h)(k)	2.500	02/15/45	3,505	3,694,489
U.S. Treasury Bonds(k)	3.625	08/15/43	1,920	2,394,900
U.S. Treasury Notes	0.375	01/31/26	40,970	39,116,748
U.S. Treasury Notes	1.375	01/31/25	20,645	20,636,936
U.S. Treasury Notes	1.500	11/30/28	19,740	19,425,394
U.S. Treasury Notes	1.750	01/31/29	5,095	5,096,592
U.S. Treasury Notes(k)	2.250	11/15/24	395	404,690
U.S. Treasury Notes	2.250	11/15/27	150	154,617
U.S. Treasury Strips Coupon(k)	2.415(s)	11/15/40	1,200	780,094
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	651,990

Total U.S. Treasury Obligations (cost $138,600,309)				135,763,141

	Shares
Common Stocks 1.9%
Entertainment 0.0%
Codere New Topco SA (Spain)^	29,207	—
Gas Utilities 0.5%
Ferrellgas Partners LP (Class B Stock)	17,034	4,343,670
Oil, Gas & Consumable Fuels 1.4%
Chesapeake Energy Corp.	202,044	13,773,340
Chesapeake Energy Corp. Backstop Commitment	1,449	98,778
		13,872,118

Total Common Stocks (cost $6,277,660)		18,215,788

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f) (cost $0)	1,190,967	$5,598

Total Long-Term Investments (cost $875,129,321)		887,673,873

	Shares
Short-Term Investments 13.1%
Affiliated Mutual Fund 2.0%
PGIM Institutional Money Market Fund (cost $19,222,242; includes $19,221,118 of cash collateral for securities on loan)(b)(we)	19,245,320	19,231,848
Unaffiliated Fund 10.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $104,921,645)	104,921,645	104,921,645
Options Purchased*~ 0.3%
(cost $6,078,497)		2,605,842

Total Short-Term Investments (cost $130,222,384)		126,759,335

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.3% (cost $1,005,351,705)		1,014,433,208
Options Written*~ (0.2)%
(premiums received $7,160,554)		(1,753,160)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.1% (cost $998,191,151)		1,012,680,048
Liabilities in excess of other assets(z) (4.1)%		(39,627,576)

Net Assets 100.0%		$973,052,472

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,285,659 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,649,494; cash collateral of $19,221,118 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $6,721,094. The aggregate value of $6,017,913 is 0.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at January 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA (Luxembourg), DIP Term Loan, 3 Month LIBOR + 4.750%, 5.750%(c), Maturity Date 07/13/22 (cost $182,877)	184	$184,167	$1,290	$—
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00		—		39,000	$923,184

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00		—		34,500	$256
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50		—		69,000	14
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00		—		28,000	1
Total OTC Traded (cost $4,719,295)									$923,455

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	51,150	$2
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	35,850	1
CDX.NA.IG.37.V1, 12/20/26	Call	Deutsche Bank AG	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	51,150	2
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	52,430	2
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	38,170	2
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	38,750	2
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	19,050	1
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	51,520	2
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	03/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	52,430	130
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	03/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	52,430	130
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	44,120	447
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	46,035	466

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	46,035	$466
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	$100.50	CDX.NA.HY.37. V1(Q)	1.00%(Q)	5,300	2,647
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	02/16/22	0.55%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	51,150	150,299
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.55%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	52,430	154,061
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	51,150	112,349
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	35,850	78,743
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	38,170	83,839
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	38,750	85,113
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	19,050	41,843
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	51,520	113,161
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	03/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	52,430	168,807
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	03/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	52,430	168,807
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	46,035	190,099
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.60%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	44,120	161,968
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.60%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	46,035	168,998
Total OTC Swaptions (cost $1,359,202)								$1,682,387
Total Options Purchased (cost $6,078,497)								$2,605,842

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	Bank of America, N.A.	10/27/23	115.00		—		39,000	$(923,184)
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00		—		34,500	(256)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50		—		69,000	(14)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00		—		28,000	(1)
Total OTC Traded (premiums received $5,657,582)									$(923,455)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	51,150	$(2,442)
CDX.NA.IG.37.V1, 12/20/26	Call	Deutsche Bank AG	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	51,150	(2,442)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	52,430	(2,503)
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	35,850	(4,333)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	38,170	(4,613)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	38,750	(4,683)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	19,050	(2,302)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	51,520	(6,227)
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	03/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	52,430	(20,711)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	03/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	52,430	(20,711)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	44,120	$(29,640)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	46,035	(30,926)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	46,035	(30,926)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	04/20/22	$103.50	1.00%(Q)	CDX.NA.HY.37. V1(Q)	5,300	(54,782)
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	02/16/22	0.70%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	51,150	(26,896)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.70%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	52,430	(27,569)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.73%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	38,750	(15,783)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	51,150	(16,416)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	35,850	(11,505)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	38,170	(12,250)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	19,050	(6,114)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	51,520	(16,534)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	03/16/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	52,430	(54,727)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	03/16/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	52,430	(54,727)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.73%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	46,035	(102,892)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		44,120	$(90,164)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		46,035	(86,290)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		16,440	(728)
GS_21-PJA††^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(S)	GS_21-PJA(Q)		8,530	(430)
iTraxx.XO.35. V1,06/20/26	Put	Barclays Bank PLC	06/15/22	7.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	10,130	(29,251)
iTraxx.XO.35. V1,06/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	9,710	(15,582)
iTraxx.XO.36. V1,12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	8,170	(44,606)
Total OTC Swaptions (premiums received $1,502,972)									$(829,705)
Total Options Written (premiums received $7,160,554)									$(1,753,160)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
49	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	$9,257,938	$(176,185)
Short Positions:
10	30 Day Federal Funds	Apr. 2022	4,151,374	17,902
58	30 Day Federal Funds	May 2022	24,034,464	148,541
48	30 Day Federal Funds	Jun. 2022	19,866,589	145,932
14	30 Day Federal Funds	Jul. 2022	5,788,296	48,981
2,845	2 Year U.S. Treasury Notes	Mar. 2022	616,387,031	4,814,577
173	5 Year Euro-Bobl	Mar. 2022	25,701,750	354,979
138	5 Year U.S. Treasury Notes	Mar. 2022	16,450,032	171,877
165	10 Year Euro-Bund	Mar. 2022	31,347,794	946,159
535	10 Year U.S. Treasury Notes	Mar. 2022	68,463,281	206,060
164	10 Year U.S. Ultra Treasury Notes	Mar. 2022	23,423,813	533,136

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Futures contracts outstanding at January 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
546	20 Year U.S. Treasury Bonds	Mar. 2022	$84,971,250	$2,394,894
87	Euro Schatz Index	Mar. 2022	10,934,679	33,127
				9,816,165
				$9,639,980
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	845	$602,000	$597,732	$—	$(4,268)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	3,180	2,208,097	2,247,819	39,722	—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	39,694	7,015,270	7,471,078	455,808	—
Expiring 02/02/22	JPMorgan Chase Bank, N.A.	BRL	6,013	1,047,000	1,131,671	84,671	—
Expiring 03/03/22	Credit Suisse International	BRL	39,607	7,296,839	7,400,858	104,019	—
Canadian Dollar,
Expiring 04/19/22	HSBC Bank PLC	CAD	3,484	2,774,365	2,740,382	—	(33,983)
Chilean Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	1,442,179	1,690,020	1,790,251	100,231	—
Chinese Renminbi,
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	8,348	1,300,000	1,308,510	8,510	—
Colombian Peso,
Expiring 03/16/22	UBS AG	COP	2,581,345	644,000	650,330	6,330	—
Czech Koruna,
Expiring 04/19/22	Barclays Bank PLC	CZK	27,579	1,271,251	1,262,398	—	(8,853)
Expiring 04/19/22	Citibank, N.A.	CZK	30,811	1,403,000	1,410,345	7,345	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	36,393	1,673,000	1,665,830	—	(7,170)
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	1,013,863	3,207,514	3,178,926	—	(28,588)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	139,894	$1,830,000	$1,870,470	$40,470	$—
Expiring 02/25/22	Standard Chartered Bank	INR	200,001	2,673,214	2,674,136	922	—
Expiring 03/16/22	Citibank, N.A.	INR	126,228	1,692,000	1,682,653	—	(9,347)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	557,564	7,335,687	7,432,456	96,769	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	119,632	1,600,000	1,594,723	—	(5,277)
Expiring 03/16/22	Standard Chartered Bank	INR	165,985	2,220,000	2,212,619	—	(7,381)
Expiring 03/16/22	UBS AG	INR	97,716	1,302,000	1,302,574	574	—
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	32,346,352	2,225,717	2,249,415	23,698	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	20,392,708	1,414,000	1,418,141	4,141	—
Expiring 03/16/22	Standard Chartered Bank	IDR	18,557,312	1,283,000	1,290,504	7,504	—
Expiring 03/16/22	Standard Chartered Bank	IDR	18,109,413	1,249,000	1,259,357	10,357	—
Japanese Yen,
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	132,979	1,153,611	1,156,640	3,029	—
Expiring 05/31/22	Citibank, N.A.	JPY	92,578	849,426	806,033	—	(43,393)
Expiring 05/31/22	Deutsche Bank AG	JPY	662,163	6,130,000	5,765,135	—	(364,865)
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	4,351,274	—	(766,726)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,220,000	4,444,140	—	(775,860)
Expiring 10/31/23	Goldman Sachs International	JPY	874,045	8,971,000	7,796,053	—	(1,174,947)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	855,296	8,262,958	7,628,826	—	(634,132)
Mexican Peso,
Expiring 02/25/22	Bank of America, N.A.	MXN	47,307	2,005,107	2,284,019	278,912	—
Expiring 02/25/22	Morgan Stanley & Co. International PLC	MXN	28,900	1,360,406	1,395,302	34,896	—
Expiring 03/16/22	BNP Paribas S.A.	MXN	12,590	604,000	605,667	1,667	—
Expiring 03/16/22	HSBC Bank PLC	MXN	13,712	639,000	659,647	20,647	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	29,925	1,379,028	1,439,578	60,550	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	29,925	1,380,428	1,439,579	59,151	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	72,679	$3,006,698	$3,232,516	$225,818	$—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	231,058	9,739,000	10,276,611	537,611	—
New Zealand Dollar,
Expiring 04/19/22	Citibank, N.A.	NZD	1,039	694,000	682,728	—	(11,272)
Philippine Peso,
Expiring 03/16/22	HSBC Bank PLC	PHP	30,373	591,000	592,267	1,267	—
Expiring 03/16/22	HSBC Bank PLC	PHP	20,003	386,000	390,043	4,043	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	96,458	1,873,000	1,880,895	7,895	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	66,799	1,289,000	1,302,552	13,552	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	66,278	1,280,000	1,292,409	12,409	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	66,149	1,273,000	1,289,892	16,892	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	62,216	1,196,000	1,213,192	17,192	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	42,379	822,312	826,376	4,064	—
Expiring 03/16/22	Standard Chartered Bank	PHP	70,790	1,369,000	1,380,377	11,377	—
Expiring 03/16/22	Standard Chartered Bank	PHP	55,333	1,093,000	1,078,980	—	(14,020)
Expiring 03/16/22	Standard Chartered Bank	PHP	52,677	1,021,000	1,027,195	6,195	—
Polish Zloty,
Expiring 04/19/22	HSBC Bank PLC	PLN	31,780	8,002,089	7,741,223	—	(260,866)
Russian Ruble,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	227,869	2,970,617	2,910,091	—	(60,526)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	46,886	621,000	598,779	—	(22,221)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	38,682	499,000	494,011	—	(4,989)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	37,887	502,000	483,857	—	(18,143)
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	2,642	1,965,000	1,955,450	—	(9,550)
Expiring 03/16/22	HSBC Bank PLC	SGD	1,619	1,202,000	1,198,067	—	(3,933)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 03/16/22	Barclays Bank PLC	ZAR	10,047	$626,000	$649,530	$23,530	$—
Expiring 03/16/22	Barclays Bank PLC	ZAR	9,450	586,000	610,972	24,972	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	8,081	501,000	522,453	21,453	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	9,647	589,000	623,701	34,701	—
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	12,405	765,000	801,977	36,977	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	10,977	706,260	702,284	—	(3,976)
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	7,904	515,310	505,638	—	(9,672)
South Korean Won,
Expiring 03/16/22	Citibank, N.A.	KRW	1,834,162	1,522,000	1,519,574	—	(2,426)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	KRW	1,599,200	1,333,000	1,324,911	—	(8,089)
Thai Baht,
Expiring 03/16/22	HSBC Bank PLC	THB	53,954	1,621,000	1,620,271	—	(729)
Expiring 03/16/22	HSBC Bank PLC	THB	50,844	1,522,000	1,526,869	4,869	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	29,929	895,000	898,777	3,777	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	46,846	1,405,000	1,406,815	1,815	—
				$154,011,224	$152,176,354	2,460,332	(4,295,202)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	4,405	$3,179,213	$3,115,661	$63,552	$—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	1,263	953,616	893,708	59,908	—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	39,607	7,348,181	7,454,716	—	(106,535)
Expiring 02/02/22	Credit Suisse International	BRL	3,311	603,000	623,192	—	(20,192)
Expiring 02/02/22	Credit Suisse International	BRL	2,788	492,000	524,840	—	(32,840)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/03/22	Citibank, N.A.	BRL	5,941	$1,095,000	$1,110,211	$—	$(15,211)
British Pound,
Expiring 04/19/22	Standard Chartered Bank	GBP	19,964	27,220,117	26,838,462	381,655	—
Chilean Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	497,478	606,000	617,544	—	(11,544)
Expiring 03/16/22	UBS AG	CLP	490,460	606,000	608,832	—	(2,832)
Chinese Renminbi,
Expiring 02/18/22	Citibank, N.A.	CNH	13,188	2,064,000	2,066,968	—	(2,968)
Expiring 02/18/22	Deutsche Bank AG	CNH	26,438	4,117,685	4,143,859	—	(26,174)
Expiring 02/18/22	HSBC Bank PLC	CNH	11,675	1,826,000	1,829,851	—	(3,851)
Expiring 02/18/22	HSBC Bank PLC	CNH	9,749	1,521,000	1,528,058	—	(7,058)
Expiring 02/18/22	HSBC Bank PLC	CNH	4,241	660,000	664,656	—	(4,656)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	14,650	2,288,000	2,296,196	—	(8,196)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	11,575	1,811,000	1,814,209	—	(3,209)
Colombian Peso,
Expiring 03/16/22	BNP Paribas S.A.	COP	2,321,046	583,053	584,751	—	(1,698)
Expiring 03/16/22	Goldman Sachs International	COP	3,781,317	950,199	952,644	—	(2,445)
Czech Koruna,
Expiring 04/19/22	Citibank, N.A.	CZK	16,020	726,000	733,302	—	(7,302)
Euro,
Expiring 04/19/22	BNP Paribas S.A.	EUR	30,536	34,770,774	34,371,642	399,132	—
Expiring 04/19/22	Standard Chartered Bank	EUR	35,014	40,240,031	39,412,234	827,797	—
Expiring 04/19/22	UBS AG	EUR	20,564	23,592,646	23,146,867	445,779	—
Expiring 04/19/22	UBS AG	EUR	2,176	2,468,468	2,449,278	19,190	—
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	295,660	936,240	927,030	9,210	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	259,222	820,000	812,779	7,221	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	174,679	543,400	547,698	—	(4,298)
Expiring 04/19/22	HSBC Bank PLC	HUF	207,400	651,000	650,296	704	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	162,684	501,600	510,089	—	(8,489)
Indian Rupee,
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	179,467	2,319,000	2,399,586	—	(80,586)
Expiring 02/25/22	Morgan Stanley & Co. International PLC	INR	164,184	2,095,000	2,195,239	—	(100,239)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/16/22	Credit Suisse International	INR	102,785	$1,347,000	$1,370,145	$—	$(23,145)
Expiring 03/16/22	Goldman Sachs International	INR	81,825	1,074,725	1,090,750	—	(16,025)
Expiring 03/16/22	HSBC Bank PLC	INR	160,846	2,106,000	2,144,112	—	(38,112)
Expiring 03/16/22	HSBC Bank PLC	INR	43,958	591,000	585,974	5,026	—
Expiring 03/16/22	HSBC Bank PLC	INR	29,008	386,000	386,682	—	(682)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	44,172	589,000	588,819	181	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	43,922	590,000	585,494	4,506	—
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	15,197,324	1,058,000	1,056,846	1,154	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	14,620,392	1,017,000	1,016,725	275	—
Expiring 03/16/22	Standard Chartered Bank	IDR	22,650,610	1,572,000	1,575,159	—	(3,159)
Expiring 03/16/22	Standard Chartered Bank	IDR	18,055,000	1,250,000	1,255,573	—	(5,573)
Expiring 03/16/22	Standard Chartered Bank	IDR	12,002,335	836,000	834,661	1,339	—
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	6,379	2,023,370	2,016,974	6,396	—
Expiring 03/16/22	Citibank, N.A.	ILS	1,855	594,000	586,563	7,437	—
Japanese Yen,
Expiring 04/19/22	Bank of America, N.A.	JPY	5,877	51,465	51,122	343	—
Expiring 05/31/22	Citibank, N.A.	JPY	293,864	2,846,550	2,558,530	288,020	—
Expiring 05/31/22	Deutsche Bank AG	JPY	349,393	3,323,000	3,041,994	281,006	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,325,555	12,988,000	11,823,309	1,164,691	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,168,753	11,585,000	10,424,707	1,160,293	—
Expiring 10/31/23	Citibank, N.A.	JPY	399,802	4,148,827	3,566,037	582,790	—
Expiring 10/31/23	Citibank, N.A.	JPY	46,713	447,401	416,659	30,742	—
Mexican Peso,
Expiring 02/25/22	Barclays Bank PLC	MXN	45,503	1,924,000	2,196,897	—	(272,897)
Expiring 02/25/22	Deutsche Bank AG	MXN	16,101	750,000	777,349	—	(27,349)
Expiring 02/25/22	Goldman Sachs International	MXN	14,604	589,000	705,074	—	(116,074)
Expiring 03/16/22	Bank of America, N.A.	MXN	25,274	1,229,000	1,215,861	13,139	—
Expiring 03/16/22	Goldman Sachs International	MXN	17,891	863,000	860,686	2,314	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	303,737	$13,188,761	$13,509,127	$—	$(320,366)
New Taiwanese Dollar,
Expiring 03/16/22	Barclays Bank PLC	TWD	38,550	1,397,000	1,390,937	6,063	—
Expiring 03/16/22	Citibank, N.A.	TWD	168,255	6,110,340	6,070,828	39,512	—
Expiring 03/16/22	Credit Suisse International	TWD	72,109	2,617,963	2,601,783	16,180	—
Expiring 03/16/22	Credit Suisse International	TWD	58,337	2,115,000	2,104,867	10,133	—
Expiring 03/16/22	Credit Suisse International	TWD	41,223	1,498,000	1,487,391	10,609	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	TWD	37,456	1,359,000	1,351,459	7,541	—
Peruvian Nuevo Sol,
Expiring 03/16/22	Goldman Sachs International	PEN	4,590	1,155,000	1,188,272	—	(33,272)
Philippine Peso,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	275,982	5,438,093	5,381,560	56,533	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	31,172	604,000	607,853	—	(3,853)
Expiring 03/16/22	Standard Chartered Bank	PHP	68,611	1,352,000	1,337,900	14,100	—
Polish Zloty,
Expiring 04/19/22	UBS AG	PLN	4,168	1,022,000	1,015,223	6,777	—
Russian Ruble,
Expiring 03/16/22	Barclays Bank PLC	RUB	57,228	755,000	730,852	24,148	—
Expiring 03/16/22	Barclays Bank PLC	RUB	40,387	519,000	515,783	3,217	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	RUB	39,414	514,000	503,353	10,647	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	66,721	879,000	852,085	26,915	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	58,469	766,000	746,700	19,300	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	45,437	605,000	580,276	24,724	—
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	17,083	12,501,402	12,642,716	—	(141,314)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	SGD	973	713,000	719,772	—	(6,772)
Expiring 03/16/22	The Toronto-Dominion Bank	SGD	2,342	1,728,000	1,732,954	—	(4,954)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 03/16/22	Bank of America, N.A.	ZAR	9,453	$588,000	$611,111	$—	$(23,111)
Expiring 03/16/22	Barclays Bank PLC	ZAR	106,374	6,644,272	6,877,104	—	(232,832)
Expiring 03/16/22	Barclays Bank PLC	ZAR	10,603	645,000	685,496	—	(40,496)
Expiring 03/16/22	Goldman Sachs International	ZAR	10,281	637,000	664,670	—	(27,670)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	9,153	590,000	591,736	—	(1,736)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	73,433	4,551,889	4,747,481	—	(195,592)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	10,977	652,000	702,284	—	(50,284)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	7,904	507,000	505,638	1,362	—
South Korean Won,
Expiring 03/16/22	BNP Paribas S.A.	KRW	863,235	731,636	715,177	16,459	—
Expiring 03/16/22	Credit Suisse International	KRW	2,066,906	1,735,000	1,712,398	22,602	—
Expiring 03/16/22	HSBC Bank PLC	KRW	1,841,737	1,528,000	1,525,849	2,151	—
Expiring 03/16/22	HSBC Bank PLC	KRW	1,225,032	1,016,000	1,014,919	1,081	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	2,115,913	1,784,000	1,753,000	31,000	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	1,696,594	1,431,000	1,405,600	25,400	—
Expiring 03/16/22	Standard Chartered Bank	KRW	1,568,815	1,308,000	1,299,738	8,262	—
Expiring 03/16/22	Standard Chartered Bank	KRW	1,279,034	1,068,000	1,059,659	8,341	—
Thai Baht,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	233,641	6,880,904	7,016,360	—	(135,456)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	76,887	2,283,367	2,308,946	—	(25,579)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	45,829	1,387,000	1,376,255	10,745	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	35,324	1,061,000	1,060,793	207	—
Expiring 03/16/22	Standard Chartered Bank	THB	20,068	604,000	602,640	1,360	—
				$317,838,188	$313,865,645	6,169,169	(2,196,626)
						$8,629,501	$(6,491,828)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	867	CAD	774	$4,230	$—	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	515	PLN	2,356	5,878	—	UBS AG
04/19/22	Buy	EUR	517	PLN	2,360	7,040	—	HSBC Bank PLC
05/31/22	Buy	AUD	4,921	JPY	375,226	215,219	—	Deutsche Bank AG
05/31/22	Buy	JPY	263,742	AUD	3,658	—	(292,153)	Goldman Sachs International
10/31/23	Buy	AUD	6,309	JPY	422,703	689,283	—	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(926,681)	Morgan Stanley & Co. International PLC
						$921,650	$(1,218,834)
Credit default swap agreements outstanding at January 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	02/14/22	0.500%(M)	8,530	*	$3,673	$(1,066)	$4,739	Goldman Sachs International
GS_21-PJA††	02/14/22	0.250%(M)	16,440	*	3,540	(1,027)	4,567	Goldman Sachs International
					$7,213	$(2,093)	$9,306
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/26	0.250%(Q)	1,225	$(3,518)	$(2,358)	$(1,160)	Deutsche Bank AG
United Mexican States	06/20/23	1.000%(Q)	1,400	(13,194)	2,459	(15,653)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,385	(13,052)	6,037	(19,089)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(4,335)	2,249	(6,584)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(4,335)	2,062	(6,397)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	455	(4,288)	743	(5,031)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	240	(2,261)	422	(2,683)	Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	12/20/24	1.000%(Q)	1,000	$(12,359)	$(6,865)	$(5,494)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	440	(5,438)	1,788	(7,226)	Citibank, N.A.
				$(62,780)	$6,537	$(69,317)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T Inc.	06/20/22	1.000%(Q)		2,810	0.313%	$10,848	$8,351	$2,497	Goldman Sachs International
AT&T, Inc.	03/20/22	1.000%(Q)		1,730	0.288%	3,709	1,480	2,229	Credit Suisse International
Bank of America Corp.	06/20/22	1.000%(Q)		4,690	0.265%	18,979	14,120	4,859	Goldman Sachs International
Boeing Co.	06/20/24	1.000%(Q)		1,460	0.793%	8,872	4,814	4,058	Goldman Sachs International
Calpine Corp.	06/20/22	5.000%(Q)		5,000	0.951%	108,280	80,080	28,200	Credit Suisse International
Calpine Corp.	06/20/22	5.000%(Q)		3,000	0.951%	64,968	47,487	17,481	Credit Suisse International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	1,490	6.249%	(36,074)	23,221	(59,295)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	220	6.249%	(5,327)	3,555	(8,882)	Goldman Sachs International
Citigroup, Inc.	06/20/22	1.000%(Q)		2,920	0.304%	11,379	8,678	2,701	Goldman Sachs International
Delta Air Lines, Inc.	06/20/22	5.000%(Q)		680	0.807%	15,113	10,433	4,680	Credit Suisse International
Electricite de France SA	12/20/22	1.000%(Q)	EUR	1,820	0.240%	16,410	14,903	1,507	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q)		770	1.441%	15,196	10,646	4,550	Credit Suisse International
General Electric Co.	06/20/22	1.000%(Q)		2,780	0.204%	11,909	7,501	4,408	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)		2,230	1.132%	374,377	381,292	(6,915)	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Halliburton Co.	12/20/26	1.000%(Q)		910	0.772%	$10,807	$8,523	$2,284	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		500	0.676%	4,424	4,621	(197)	Goldman Sachs International
Naturgy Energy Group SA	06/20/22	1.000%(Q)	EUR	4,950	0.240%	23,090	17,262	5,828	Goldman Sachs International
Petroleos Mexicanos	06/20/23	1.000%(Q)		9,450	1.846%	(98,679)	(392,447)	293,768	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		1,165	1.846%	(12,166)	(20,636)	8,470	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		1,155	1.846%	(12,061)	(24,558)	12,497	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		385	1.846%	(4,020)	(8,389)	4,369	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		385	1.846%	(4,020)	(8,237)	4,217	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		380	1.846%	(3,968)	(6,763)	2,795	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		195	1.846%	(2,036)	(3,452)	1,416	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		1,000	2.496%	(40,175)	(30,124)	(10,051)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)		440	2.496%	(17,677)	(23,950)	6,273	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q)		3,750	0.198%	16,160	11,435	4,725	Goldman Sachs International
Republic of France	12/20/26	0.250%(Q)		1,225	0.196%	3,517	9,330	(5,813)	Deutsche Bank AG
Republic of Italy	06/20/22	1.000%(Q)		3,420	0.142%	15,475	11,794	3,681	Barclays Bank PLC
Republic of Italy	09/20/22	1.000%(Q)		3,420	0.164%	22,463	19,108	3,355	Barclays Bank PLC
Simon Property Group LP	06/20/26	1.000%(Q)		1,980	0.669%	30,159	20,164	9,995	Goldman Sachs International
Verizon Communications, Inc.	06/20/26	1.000%(Q)		680	0.635%	11,342	12,507	(1,165)	Goldman Sachs International
						$561,274	$212,749	$348,525

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	1,130	$(26,399)	$(22,565)	$3,834

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	25,000	$40,787	$694,017	$(653,230)	Morgan Stanley & Co. International PLC
CMBX.NA.13.AAA	12/16/72	0.500%(M)	22,500	36,708	233,084	(196,376)	Citigroup Global Markets, Inc.
CMBX.NA.13.AAA	12/16/72	0.500%(M)	10,000	16,315	199,189	(182,874)	Goldman Sachs International
CMBX.NA.13.AAA	12/16/72	0.500%(M)	7,000	10,546	33,267	(22,721)	Morgan Stanley & Co. International PLC
				$104,356	$1,159,557	$(1,055,201)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at January 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
800	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(79,000)	$(79,000)
2,650	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(261,409)	(261,409)
3,710	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(263,430)	(263,430)
2,110	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(154,384)	(154,384)
2,170	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(159,008)	(159,008)
2,165	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(153,559)	(153,559)
				$—	$(1,070,790)	$(1,070,790)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	66,745	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	$—	$(1,301,140)	$(1,301,140)
BRL	24,233	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(528,781)	(528,781)
BRL	25,971	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(568,195)	(568,195)
BRL	41,334	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(900,980)	(900,980)
BRL	21,128	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(256,181)	(256,181)
BRL	13,418	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(427,532)	(427,532)
BRL	8,342	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(262,469)	(262,469)
BRL	14,674	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(462,569)	(462,569)
BRL	17,000	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(410,175)	(410,175)
CLP	14,295,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(2,567,126)	(2,567,126)
COP	11,070,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(168,555)	(168,555)
COP	12,642,920	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(188,052)	(188,052)
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(248,699)	(248,699)
COP	11,208,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(379,009)	(379,009)
COP	7,821,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(238,298)	(238,298)
COP	5,472,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(165,887)	(165,887)
COP	7,813,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(238,725)	(238,725)
GBP	6,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(84,366)	63,580	147,946
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(30,882)	524	31,406
HUF	1,614,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(1,078,062)	(1,078,062)
MXN	81,700	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(56)	(472,691)	(472,635)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	11,550	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	$(49)	$(73,859)	$(73,810)
MXN	32,290	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(41)	(216,416)	(216,375)
MXN	112,300	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(140)	(756,571)	(756,431)
MXN	28,860	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(47)	(202,340)	(202,293)
MXN	8,665	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(52)	(65,879)	(65,827)
NZD	6,000	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	(349,305)	(349,305)
NZD	1,600	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(145,419)	(145,419)
NZD	5,740	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	2,390	(519,904)	(522,294)
NZD	2,100	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(190,466)	(190,466)
PLN	17,360	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(20,021)	(906,646)	(886,625)
PLN	1,650	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(3,934)	(72,401)	(68,467)
	7,400	08/15/28	1.220%(A)	1 DAY SOFR(1)(A)	—	130,271	130,271
ZAR	99,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(24,766)	81,355	106,121
ZAR	54,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(411)	114,627	115,038
ZAR	100,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	463,550	463,550
ZAR	10,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(183)	78,751	78,934
ZAR	114,100	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,687)	(182,068)	(179,381)
ZAR	7,000	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(93)	(9,306)	(9,213)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	3,800	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	$(77)	$(12,450)	$(12,373)
ZAR	19,300	10/28/31	7.780%(Q)	3 Month JIBAR(2)(Q)	(4,138)	9,833	13,971
					$(169,553)	$(13,623,665)	$(13,454,112)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).